Segment reporting (Details) - Schedule of evaluates segmental performance - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
Inter-segment revenues	€ 33,035	€ 47,370	€ 19,087
Total revenue	33,035	47,370	19,087
Depreciation and amortization	(3,103)	(1,515)	(470)
Profit before tax	(87,227)	(10,325)	(10,559)
Income tax expenses	413	(45)	1,490
Profit for the year	(87,640)	(10,280)	(12,050)
Europe [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	33,035	47,370	19,087
Inter-segment revenues	2,206
Total revenue	35,241	47,370	19,087
Earnings before interest taxation depreciation and amortization (EBITDA)	(14,467)	(6,549)	(9,103)
Depreciation and amortization	(3,485)	(1,641)	(573)
Operating result (EBIT)	(17,952)	(8,190)	(9,676)
Financial income	47		1
Financial costs	(2,835)	(2,135)	(885)
Share listing expense	(65,796)
Financial result	(68,583)	(2,135)	(884)
Profit before tax	(86,535)	(10,325)	(10,559)
Income tax expenses	(413)	45	(1,490)
Profit for the year	(86,948)	(10,280)	(12,050)
North America [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues
Inter-segment revenues
Total revenue
Earnings before interest taxation depreciation and amortization (EBITDA)	(774)
Depreciation and amortization
Operating result (EBIT)	(774)
Financial income
Financial costs
Share listing expense
Financial result
Profit before tax	(774)
Income tax expenses
Profit for the year	(774)
Total reportable segments [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	33,035	47,370	19,087
Inter-segment revenues	2,206
Total revenue	35,241	47,370	19,087
Earnings before interest taxation depreciation and amortization (EBITDA)	(15,241)	(6,549)	(9,103)
Depreciation and amortization	(3,485)	(1,641)	(573)
Operating result (EBIT)	(18,725)	(8,190)	(9,676)
Financial income	47		1
Financial costs	(2,835)	(2,135)	(885)
Share listing expense	(65,796)
Financial result	(68,583)	(2,135)	(884)
Profit before tax	(87,309)	(10,325)	(10,559)
Income tax expenses	(413)	45	(1,490)
Profit for the year	(87,722)	(10,280)	(12,050)
Eliminations [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues
Inter-segment revenues	2,206
Total revenue	2,206
Earnings before interest taxation depreciation and amortization (EBITDA)	82
Depreciation and amortization
Operating result (EBIT)	82
Financial income
Financial costs
Share listing expense
Financial result
Profit before tax	82
Income tax expenses
Profit for the year	82
Total Group [Member]
Segment reporting (Details) - Schedule of evaluates segmental performance [Line Items]
External revenues	33,035	47,370	19,087
Inter-segment revenues
Total revenue	33,035	47,370	19,087
Earnings before interest taxation depreciation and amortization (EBITDA)	(15,159)	(6,549)	(9,103)
Depreciation and amortization	(3,485)	(1,641)	(573)
Operating result (EBIT)	(18,643)	(8,190)	(9,676)
Financial income	47		1
Financial costs	(2,835)	(2,135)	(885)
Share listing expense	(65,796)
Financial result	(68,583)	(2,135)	(884)
Profit before tax	(87,227)	(10,325)	(10,559)
Income tax expenses	(413)	45	(1,490)
Profit for the year	€ (87,640)	€ (10,280)	€ (12,050)